Balance Sheets (Quarterly) (Parenthetical) (Quarterly Report [Member])	Mar. 31, 2014	Mar. 31, 2013
Quarterly Report [Member]
Common Stock Authorized	75,000,000	75,000,000
Common Stock Issued	44,898,250	44,898,250
Common Stock Outstanding	44,898,250	44,898,250
Preferred Stock Authorized	10,000,000	10,000,000
Preferred Stock Issued	7,000,000	7,000,000
Preferred Stock Outstanding	7,000,000	7,000,000